Investment Strategy - iShares Municipal Bond Index Fund	Dec. 31, 2025
Investor A Institutional [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Underlying Index, which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). Minimum size requirements vary based on the initial term to final maturity at time of issuance. The Underlying Index contains 2,018 issuers as of March 31, 2026 and was created on December 31, 1988.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

Class K
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Underlying Index, which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). Minimum size requirements vary based on the initial term to final maturity at time of issuance. The Underlying Index contains 2,018 issuers as of March 31, 2026 and was created on December 31, 1988.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

Investor P [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Underlying Index, which tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). Minimum size requirements vary based on the initial term to final maturity at time of issuance. The Underlying Index contains 2,018 issuers as of March 31, 2026 and was created on December 31, 1988.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.